Acquisitions (Details)						3 Months Ended		6 Months Ended
	Oct. 01, 2025	Mar. 07, 2025 USD ($)	Jan. 10, 2025 USD ($) shares	Jan. 10, 2025 CHF (SFr) shares	Jan. 01, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025
Acquisitions [Line Items]
Investment to acquire						100.00%		100.00%		100.00%
Revenue						$ 7,764,460	$ 13,092,109	$ 18,957,577	$ 56,884,540
Net income (loss) for the year after taxes						$ (15,060,756)	$ (1,288,178)	$ (10,129,057)	$ 28,711,642
Ownership percentage	44.68%
Neuronomics AG [Member]
Acquisitions [Line Items]
Investment to acquire			10.00%	10.00%
Acquire to investment			$ 288,727	SFr 262,684
Issuing common shares | shares			186,304	186,304
Payment shares | shares			152,433	152,433
Payment shares, percentage			50.00%	50.00%
Revenue		$ 19,013			$ 19,013
Net income (loss) for the year after taxes		$ 36,358			$ 114,695
Bottom of range [member] | Neuronomics AG [Member]
Acquisitions [Line Items]
Investment to acquire		10.00%
Top of range [member] | Neuronomics AG [Member]
Acquisitions [Line Items]
Investment to acquire		52.50%